UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
August 31, 2022
Annual
Report
Fund Name Class A Class C Class I
Nuveen Equity Long/Short Fund NELAX NELCX NELIX

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Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations 7
Fund Performance, Expense Ratios and Holdings Summaries 8
Expense Examples 12
Report of Independent Registered Public Accounting Firm 13
Portfolio of Investments 14
Statement of Assets and Liabilities 22
Statement of Operations 23
Statement of Changes in Net Assets 24
Statement of Cash Flows 25
Financial Highlights 26
Notes to Financial Statements 28
Important Tax Information 36
Additional Fund Information 37
Glossary of Terms Used in this Report 38
Liquidity Risk Management Program 39
Annual Investment Management Agreement Approval Process 40
Trustees and Officers 47

Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. High inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal Reserve
(Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by
0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May and 0.75% in June, July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to 3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
October 21, 2022

Portfolio Managers’
Comments

Nuveen Equity Long/Short Fund
This Fund features portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the
Fund’s investment adviser. The Fund’s portfolio managers are Scott M. Tonneson , CFA, Claire L. Ross and David A. Chalupnik , CFA.
Here the portfolio management team reviews economic and market conditions, key investment strategies and the Fund’s performance for the twelve-month reporting period ended August 31, 2022.
What factors affected the U.S. economy and financial markets during the twelve-month annual reporting period ended
August 31, 2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in 2022. Overall, 2021 gross domestic product (GDP)
grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for COVID-19.
However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected year-to-date 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022 with a 0.25% hike to the target federal funds rate, followed by larger increases of 0.50% in May 2022, 0.75% in June 2022 and another 0.75% in July 2022. Overall, the Fed raised the target federal funds rate from near zero at the start of 2022 to a range of 2.25% to 2.50% by July 2022. Subsequent to the end of the reporting period, the Fed raised the policy interest rate another 0.75% in September 2022 to a range of 3.00% to
3.25%. Volatility for interest rates, stocks and bonds increased as markets considered whether the Fed could cool inflation without causing a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies, accelerating in March
2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions. After the close of this reporting period, global currency and bond markets sold off sharply in late September
2022 on concerns about the U.K.’s new fiscal spending plan.
By mid-year, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending, while two consecutive quarters of negative U.S. GDP growth added to recession risks. U.S. GDP fell by an annual rate of 0.6%
in the second quarter of 2022, according to the third estimate from the U.S. Bureau of Economic Analysis. This followed a 1.6%
annualized GDP decrease in the first quarter of 2022. However, the labor market, another key gauge of the economy’s health, has remained resilient. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic, and the unemployment rate, at 3.5% as of September 2022, remained near its pre-pandemic low.
The U.S. equity market began the reporting period on an upward trajectory, as the fastest economic growth in decades helped propel stocks to their third straight year of above-average returns in the last four months of 2021. During the first two months of
2022, however, rapidly rising inflation, Russia’s invasion of Ukraine, spiking energy prices and a hawkish shift by the Fed led to a painful correction for U.S. equities. Although the market recouped some of its losses in March 2022, volatility intensified and the sell-off regained momentum the following month. The central bank’s efforts to curb inflation without creating a recession quickly became the main area of focus across U.S. capital markets, as Fed policymakers signaled they would accelerate monetary policy tightening. Equities struggled throughout the remainder of the reporting period. All major U.S. equity indexes declined sharply over the twelve-month reporting period, with the Russell 1000® Index returning -13.0%.
What key strategies were used to manage the Fund during the twelve-month reporting period ended August 31, 2022?
The Fund’s investment objective is long-term capital appreciation with low correlation to the U.S. equity market. The Fund may invest in both long and short positions of primarily U.S. large-cap and mid-cap companies identified through rigorous fundamental research, complemented by quantitative analysis.
As the reporting period progressed and stock market volatility increased, the investment management team shifted the Fund’s portfolio to a modestly more defensive stance, while continuing to emphasize a balance of quality value stocks and more stable,

Portfolio Managers’ Comments
(continued)

consistent growth stocks. At the end of the reporting period, the Fund was modestly overweight in the more defensive utilities and health care sectors with modest underweights in the financials and real estate sectors. Bottom-up stock selection resulted in modest tilts toward stocks with higher momentum (i.e., stocks that have recently performed well), larger market capitalizations and lower leverage. The Fund’s total net long exposure, which is the combination of its gross long portfolio and gross short portfolio, ended the reporting period at its targeted level, under normal market conditions, with approximately 30% of the Fund’s portfolio invested in short positions and 100% invested in long positions.
How did the Fund perform during the twelve-month reporting period ended August 31, 2022?
The Nuveen Equity Long/Short Fund’s Class A Shares at NAV underperformed the Equity Long/Short Blended Benchmark for the twelve-month reporting period. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Equity Long/Short Blended Benchmark, which is comprised of: 1) 70% Russell 1000® Index, and 2) 30% ICE
BofA U.S. 3-Month Treasury Bill Index. Effective December 31, 2021, the Fund added the Equity Long/Short Blended Benchmark to reflect its targeted total net long exposure to equity securities under normal market conditions.
Security selection among the Fund’s long and short positions in the materials sector were the most significant detractors from the Fund’s relative performance. In addition, the Fund’s relative performance was hindered by an overweight position in smaller capitalization stocks within the large-cap universe, as well as an overweight in the consumer discretionary sector. The top individual detractors from relative performance were long positions in financial technology firm PayPal Holdings Inc. and ride-sharing provider
Lyft Inc. within the industrials sector. Like many e-commerce peers, PayPal’s stock succumbed to increasingly difficult active account comparisons during the reporting period. After several quarters of impressive volume growth ignited by the pandemic, the company’s total payment volume results missed consensus expectations in its most recent quarterly report. The share price decline continued after an analyst downgraded the stock due to increased competition from e-commerce platforms like Amazon and
Shopify. Shares of Lyft tumbled throughout 2022 after its management team announced they would have to increase spending on driver incentives given surging gasoline prices, marketplace technology and brand marketing. The Fund sold both positions during the reporting period.
In contrast, positive security selection among short portions in the portfolio offset much of the underperformance, particularly in the health care, financial and communication services sectors. The Fund’s most beneficial short position was online furniture and home goods retailer Wayfair Inc. Shares experienced a downward trajectory year-to-date 2022 after the company reported a decline in active customers that disappointed relative to consensus expectations. Macroeconomic headwinds and a shift in consumer spending to categories that benefitted from economic reopening following the pandemic challenged Wayfair’s near-term growth, while higher expenses from salary increases, headcount growth and advertising spending weighed on margins. Following the significant share price drop, the short position was closed during the reporting period. A long position in global food processor and exporter Bunge
Ltd. was the largest individual contributor to the Fund’s relative performance, as profits topped expectations during the reporting period. The company benefited from increased demand as consumers returned to restaurants following the pandemic. The Fund locked in gains and exited Bunge during the reporting period.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations

Nuveen Equity Long/Short Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of
equity securities
may change significantly over short or extended periods of time. The Fund sells securities that it has borrowed but does not own
(“short sales”)
, which is a speculative technique. The Fund will suffer a loss when the price of a security that it holds long decreases or the price of a security that it has sold short increases. Losses on short sales arise from increases in the value of the security sold short, and therefore are theoretically unlimited. Because the Fund invests in both long and short equity positions, the Fund has overall exposure to the changes in value of equity securities that is far greater than its net asset value. This may magnify gains and losses and increase the volatility of the Fund’s returns. In addition, the use of short sales will increase the Fund’s expenses. More information on these risks considerations, as well as information on other risks to which the Fund is subject, such as frequent trading, futures contract, and large cap stock risks, are included in the Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Equity Long/Short Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Equity Long/Short Blended Benchmark. The Fund’s
Blended Benchmark consists of the Russell 1000® Index through February 28, 2013, and thereafter 1) 70% Russell 1000® Index and 2) 30% ICE BofA U.S. 3-Month Treasury Bill Index. Prior to December 31, 2021, the Fund’s performance was measured against the Russell 1000® Index.
** Performance through February 28, 2013, reflects the Fund’s results using investment strategies that differed from those currently in place.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse Fund expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the
Board of Trustees of the Fund.
Total Returns as of
August 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/30/08 (9.12)% 4.89% 7.36% 2.63% 2.53%
Class A Shares at maximum Offering Price 12/30/08 (14.34)% 3.66% 6.72% — —
Russell 1000® Index — (12.96)% 11.61% 12.98% — —
Equity Long/Short Blended Benchmark — (8.78)% 8.72% 9.68% — —
Lipper Alternative Long/Short Equity Funds
Classification Average — (4.87)% 4.29% 4.87% — —
Class C Shares 12/30/08 (9.80)% 4.11% 6.72% 3.39% 3.29%
Class I Shares 12/30/08 (8.89)% 5.15% 7.62% 2.40% 2.30%

Fund Performance, Expense Ratios and Holdings Summaries August 31,
2022
(continued)
Growth of an Assumed $10,000 Investment as of August 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Long-Term Investments
Common Stocks 100.7%
Total Long Exposure 100.7%
Short-Term Investments
Repurchase Agreements 20.2%
Total Investments 120.9%
Securities Sold Short
Common Stocks Sold Short (29.1)%
Total Short Exposure (29.1)%
Other Assets Less Liabilities 8.2%
Net Assets 100%
Top Five Holdings -
Long Exposure
(% of net assets)
Microsoft Corp 4.2%
Apple Inc 4.2%
Alphabet Inc 3.0%
Amazon.com Inc 2.6%
Tesla Inc 1.8%
Top Five Holdings -
Short Exposure
(% of net assets)
Casey's General Stores Inc (0.3)%
Wendy's Co (0.3)%
Dick's Sporting Goods Inc (0.3)%
AptarGroup Inc (0.3)%
Paycor HCM Inc (0.3)%
Portfolio Composition
Long Exposure
1
(% of net assets)
Software 9.7%
Technology Hardware, Storage
& Peripherals 4.9%
Interactive Media & Services 4.3%
Chemicals 4.2%
Health Care Equipment &
Supplies 4.0%
IT Services 3.9%
Aerospace & Defense 3.7%
Insurance 3.7%
Health Care Providers & Services 3.4%
Specialty Retail 3.4%
Semiconductors &
Semiconductor Equipment 3.2%
Electric Utilities 3.0%
Equity Real Estate Investment
Trusts (REITs) 3.0%
Multi-Utilities 2.9%
Beverages 2.9%
Life Sciences Tools & Services 2.6%
Internet & Direct Marketing
Retail 2.6%
Capital Markets 2.4%
Oil, Gas & Consumable Fuels 2.3%
Pharmaceuticals 2.3%
Banks 2.2%
Hotels, Restaurants & Leisure 2.2%
Communications Equipment 2.1%
Containers & Packaging 1.9%
Road & Rail 1.9%
Automobiles 1.8%
Machinery 1.8%
Other 14.4%
Total 100.7%
Portfolio Composition
Short Exposure
1
(% of net assets)
Software (2.6)%
Equity Real Estate Investment
Trusts (REITs) (1.7)%
IT Services (1.6)%
Hotels, Restaurants & Leisure (1.6)%
Containers & Packaging (1.5)%
Specialty Retail (1.2)%
Other (18.9)%
Total (29.1)%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended August 31, 2022.
The beginning of the period is March 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Equity Long/Short Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $920.27 $916.67 $921.32
Expenses Incurred During the Period $11.23 $14.83 $10.02
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,013.51 $1,009.73 $1,014.77
Expenses Incurred During the Period $11.77 $15.55 $10.51
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 2.32%, 3.07% and 2.07% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees
Nuveen Investment Trust II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Nuveen Equity Long/Short Fund (one of the funds comprising Nuveen Investment Trust II) (the Fund), including the portfolio of investments, as of August 31, 2022, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements)
and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August
31, 2022, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2022, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
October 30, 2022

Nuveen Equity Long/Short Fund
Portfolio of Investments August 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.7%
X 111,578,732 COMMON STOCKS - 100.7%
X 111,578,732
Aerospace & Defense - 3.7%
4,600 Boeing Co/The (2) $ 737,150
26,700 Howmet Aerospace Inc 945,981
3,700 Huntington Ingalls Industries Inc 851,962
2,100 Northrop Grumman Corp 1,003,779
1,000 TransDigm Group Inc 600,390
Total Aerospace & Defense 4,139,262
Automobiles - 1.8%
7,400 Tesla Inc (2) 2,039,514
Banks - 2.2%
16,200 Fifth Third Bancorp 553,230
5,200 M&T Bank Corp 945,256
22,400 Wells Fargo & Co 979,104
Total Banks 2,477,590
Beverages - 2.9%
22,500 Coca-Cola Co 1,388,475
2,700 Constellation Brands Inc, Class A 664,335
12,500 Monster Beverage Corp (2) 1,110,375
Total Beverages 3,163,185
Biotechnology - 1.0%
3,600 Seagen Inc (2) 555,444
2,400 United Therapeutics Corp (2) 543,888
Total Biotechnology 1,099,332
Capital Markets - 2.4%
2,700 LPL Financial Holdings Inc 597,591
12,000 Nasdaq Inc 714,360
3,800 S&P Global Inc 1,338,284
Total Capital Markets 2,650,235
Chemicals - 4.2%
12,000 Corteva Inc 737,160
18,000 DuPont de Nemours Inc 1,001,520
5,000 Linde PLC 1,414,300
6,000 PPG Industries Inc 761,880
7,900 Westlake Corp 779,177
Total Chemicals 4,694,037
Communications Equipment - 2.1%
26,500 Cisco Systems Inc 1,185,080
13,800 Lumentum Holdings Inc (2) 1,152,990
Total Communications Equipment 2,338,070
Containers & Packaging - 1.9%
11,500 Crown Holdings Inc 1,041,785
19,000 Sealed Air Corp 1,022,390
Total Containers & Packaging 2,064,175

Shares Description (1) Value
Electric Utilities - 3.0%
19,300 Alliant Energy Corp $ 1,178,072
10,000 American Electric Power Co Inc 1,002,000
13,800 NextEra Energy Inc 1,173,828
Total Electric Utilities 3,353,900
Electrical Equipment - 1.0%
5,500 Hubbell Inc 1,134,650
Energy Equipment & Services - 0.5%
15,000 Schlumberger NV 572,250
Entertainment - 1.5%
4,700 Netflix Inc (2) 1,050,732
4,800 Take-Two Interactive Software Inc (2) 588,288
Total Entertainment 1,639,020
Equity Real Estate Investment Trusts (REITs) - 3.0%
8,200 Equity LifeStyle Properties Inc 574,820
10,200 Prologis Inc 1,270,002
10,500 Regency Centers Corp 638,820
13,000 Rexford Industrial Realty Inc 808,730
Total Equity Real Estate Investment Trusts (REITs) 3,292,372
Food Products - 1.0%
4,900 Hershey Co/The 1,100,883
Health Care Equipment & Supplies - 4.0%
32,800 Boston Scientific Corp (2) 1,322,168
14,500 Dexcom Inc (2) 1,192,045
12,800 Edwards Lifesciences Corp (2) 1,153,280
9,100 Medtronic PLC 800,072
Total Health Care Equipment & Supplies 4,467,565
Health Care Providers & Services - 3.4%
11,000 CVS Health Corp 1,079,650
2,300 Elevance Health Inc 1,115,753
3,100 UnitedHealth Group Inc 1,609,923
Total Health Care Providers & Services 3,805,326
Health Care Technology - 1.2%
6,600 Veeva Systems Inc, Class A (2) 1,315,512
Hotels, Restaurants & Leisure - 2.2%
400 Booking Holdings Inc (2) 750,324
26,000 Las Vegas Sands Corp (2) 978,380
4,700 Marriott International Inc/MD, Class A 722,578
Total Hotels, Restaurants & Leisure 2,451,282
Household Products - 1.6%
13,000 Procter & Gamble Co/The 1,793,220
Industrial Conglomerates - 1.0%
6,100 Honeywell International Inc 1,155,035
Insurance - 3.7%
7,000 Chubb Ltd 1,323,350
7,400 Globe Life Inc 719,206
6,800 Marsh & McLennan Cos Inc 1,097,316

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
August 31, 2022

Shares Description (1) Value
Insurance (continued)
15,000 MetLife Inc $ 964,950
Total Insurance 4,104,822
Interactive Media & Services - 4.3%
30,500 Alphabet Inc, Class A (2) 3,300,710
2,300 Meta Platforms Inc (2) 374,739
25,000 ZoomInfo Technologies Inc (2) 1,135,500
Total Interactive Media & Services 4,810,949
Internet & Direct Marketing Retail - 2.6%
22,800 Amazon.com Inc (2) 2,890,356
IT Services - 3.9%
4,500 Accenture PLC, Class A 1,298,070
12,100 Fiserv Inc (2) 1,224,399
5,400 Global Payments Inc 670,842
3,500 Mastercard Inc, Class A 1,135,295
Total IT Services 4,328,606
Life Sciences Tools & Services - 2.6%
5,400 Danaher Corp 1,457,514
4,500 IQVIA Holdings Inc (2) 956,970
1,700 West Pharmaceutical Services Inc 504,373
Total Life Sciences Tools & Services 2,918,857
Machinery - 1.8%
29,000 Flowserve Corp 883,630
12,700 Westinghouse Air Brake Technologies Corp 1,113,155
Total Machinery 1,996,785
Multiline Retail - 0.7%
5,000 Target Corp 801,700
Multi-Utilities - 2.9%
9,700 Ameren Corp 898,414
34,000 CenterPoint Energy Inc 1,072,020
15,300 Dominion Energy Inc 1,251,540
Total Multi-Utilities 3,221,974
Oil, Gas & Consumable Fuels - 2.3%
6,800 ConocoPhillips 744,260
3,800 Diamondback Energy Inc 506,464
5,500 EOG Resources Inc 667,150
2,500 Pioneer Natural Resources Co 633,050
Total Oil, Gas & Consumable Fuels 2,550,924
Pharmaceuticals - 2.3%
21,000 Bristol-Myers Squibb Co 1,415,610
24,000 Pfizer Inc 1,085,520
Total Pharmaceuticals 2,501,130
Road & Rail - 1.9%
27,000 Uber Technologies Inc (2) 776,520
5,700 Union Pacific Corp 1,279,707
Total Road & Rail 2,056,227

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 3.2%
9,300 Applied Materials Inc $ 874,851
3,000 Broadcom Inc 1,497,330
7,700 NVIDIA Corp 1,162,238
Total Semiconductors & Semiconductor Equipment 3,534,419
Software - 9.7%
4,400 Atlassian Corp PLC, Class A (2) 1,089,704
7,100 Crowdstrike Holdings Inc, Class A (2) 1,296,531
1,850 Intuit Inc 798,793
17,800 Microsoft Corp 4,654,166
9,100 Salesforce Inc (2) 1,420,692
1,700 ServiceNow Inc (2) 738,854
2,000 Synopsys Inc (2) 692,040
Total Software 10,690,780
Specialty Retail - 3.4%
1,850 Lithia Motors Inc 491,064
19,800 TJX Cos Inc/The 1,234,530
4,300 Tractor Supply Co 796,145
2,900 Ulta Beauty Inc (2) 1,217,623
Total Specialty Retail 3,739,362
Technology Hardware, Storage & Peripherals - 4.9%
29,600 Apple Inc 4,653,712
56,000 Hewlett Packard Enterprise Co 761,600
Total Technology Hardware, Storage & Peripherals 5,415,312
Textiles, Apparel & Luxury Goods - 1.6%
11,600 Capri Holdings Ltd (2) 547,288
11,050 NIKE Inc, Class B 1,176,273
Total Textiles, Apparel & Luxury Goods 1,723,561
Tobacco - 1.1%
12,100 Philip Morris International Inc 1,155,429
Trading Companies & Distributors - 1.0%
2,000 WW Grainger Inc 1,109,880
Wireless Telecommunication Services - 1.2%
8,900 T-Mobile US Inc (2) 1,281,244
Total Long-Term Investments (cost $103,737,278) 111,578,732
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   20.2%
X 22,366,885 REPURCHASE AGREEMENTS - 20.2%
X 22,366,885
$ 22,367 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/22, repurchase price
$22,367,165, collateralized $25,400,300 U.S. Treasury
Notes, 1.375%, due 10/31/28, value $22,814,290
0.450% 9/01/22 $ 22,366,885
Total Short-Term Investments (cost $22,366,885) 22,366,885
Total Investments (cost $126,104,163 ) - 120.9% 133,945,617

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
August 31, 2022

Shares Description (1) Value
COMMON STOCKS SOLD SHORT - (29.1)%(3)
Aerospace & Defense - (1.0)%
(3,050) Axon Enterprise Inc (2) $ (355,874)
(7,000) BWX Technologies Inc (364,910)
(2,300) HEICO Corp (350,290)
Total Aerospace & Defense (1,071,074)
a a a a a a a a a
Automobiles - (0.2)%
(15,000) Ford Motor Co (228,600)
a a a a a a a a a
Banks - (0.3)%
(18,000) KeyCorp (318,420)
a a a a a a a a a
Beverages - (0.3)%
(4,200) Brown-Forman Corp, Class B (305,340)
a a a a a a a a a
Building Products - (0.6)%
(2,600) Advanced Drainage Systems Inc (352,820)
(7,100) Trex Co Inc (2) (332,209)
Total Building Products (685,029)
a a a a a a a a a
Capital Markets - (0.8)%
(900) Moody's Corp (256,068)
(4,700) State Street Corp (321,245)
(2,500) T Rowe Price Group Inc (300,000)
Total Capital Markets (877,313)
a a a a a a a a a
Chemicals - (1.1)%
(1,800) Ecolab Inc (294,894)
(3,400) LyondellBasell Industries NV, Class A (282,200)
(6,000) Mosaic Co (323,220)
(3,600) RPM International Inc (335,376)
Total Chemicals (1,235,690)
a a a a a a a a a
Communications Equipment - (0.3)%
(12,000) Juniper Networks Inc (341,040)
a a a a a a a a a
Construction & Engineering - (0.3)%
(11,000) MDU Resources Group Inc (331,650)
a a a a a a a a a
Consumer Finance - (0.5)%
(2,300) Capital One Financial Corp (243,386)
(10,700) Synchrony Financial (350,425)
Total Consumer Finance (593,811)
a a a a a a a a a
Containers & Packaging - (1.5)%
(25,000) Amcor PLC (300,250)
(3,650) AptarGroup Inc (375,256)
(5,500) Ball Corp (306,955)
(7,400) International Paper Co (307,988)
(8,000) Westrock Co (324,720)
Total Containers & Packaging (1,615,169)
a a a a a a a a a
Distributors - (0.6)%
(6,200) LKQ Corp (329,964)
(950) Pool Corp (322,231)
Total Distributors (652,195)
a a a a a a a a a
Diversified Consumer Services - (0.3)%
(34,000) Mister Car Wash Inc (2) (336,940)
a a a a a a a a a

Shares Description (1) Value
Electric Utilities - (1.2)%
(1,900) Duke Energy Corp $ (203,129)
(5,000) Edison International (338,850)
(2,500) Entergy Corp (288,250)
(3,600) Eversource Energy (322,884)
(2,300) Southern Co/The (177,261)
Total Electric Utilities (1,330,374)
a a a a a a a a a
Electronic Equipment, Instruments & Components - (0.6)%
(4,000) IPG Photonics Corp (2) (362,360)
(5,600) Trimble Inc (2) (354,200)
Total Electronic Equipment, Instruments & Components (716,560)
a a a a a a a a a
Equity Real Estate Investment Trusts (REITs) - (1.7)%
(2,200) Alexandria Real Estate Equities Inc (337,480)
(7,800) CubeSmart (359,190)
(2,100) Digital Realty Trust Inc (259,623)
(17,200) Douglas Emmett Inc (335,744)
(4,500) Realty Income Corp (307,260)
(7,000) UDR Inc (314,090)
Total Equity Real Estate Investment Trusts (REITs) (1,913,387)
a a a a a a a a a
Food & Staples Retailing - (0.6)%
(1,800) Casey's General Stores Inc (384,786)
(6,200) Kroger Co (297,228)
Total Food & Staples Retailing (682,014)
a a a a a a a a a
Food Products - (0.9)%
(7,100) Hormel Foods Corp (356,988)
(3,400) McCormick & Co Inc/MD (285,838)
(4,000) Tyson Foods Inc, Class A (301,520)
Total Food Products (944,346)
a a a a a a a a a
Gas Utilities - (0.3)%
(3,000) Atmos Energy Corp (340,140)
a a a a a a a a a
Health Care Equipment & Supplies - (0.8)%
(1,300) ABIOMED Inc (2) (337,064)
(1,300) ResMed Inc (285,896)
(1,500) STERIS PLC (302,070)
Total Health Care Equipment & Supplies (925,030)
a a a a a a a a a
Health Care Providers & Services - (0.9)%
(15,600) agilon health Inc (2) (324,168)
(9,200) Premier Inc, Class A (324,208)
(2,800) Quest Diagnostics Inc (350,868)
Total Health Care Providers & Services (999,244)
a a a a a a a a a
Hotels, Restaurants & Leisure - (1.6)%
(2,700) Airbnb Inc (2) (305,424)
(1,000) Domino's Pizza Inc (371,860)
(3,700) Hyatt Hotels Corp (2) (331,594)
(5,200) Planet Fitness Inc, Class A (2) (352,300)
(20,000) Wendy's Co (383,600)
Total Hotels, Restaurants & Leisure (1,744,778)
a a a a a a a a a
Household Durables - (0.9)%
(3,300) Garmin Ltd (292,017)
(9,000) Leggett & Platt Inc (343,980)
(85) NVR Inc (2) (351,905)
Total Household Durables (987,902)
a a a a a a a a a
Household Products - (0.3)%
(3,600) Church & Dwight Co Inc (301,356)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
August 31, 2022

Shares Description (1) Value
Internet & Direct Marketing Retail - (0.3)%
(3,200) Etsy Inc (2) $ (337,952)
a a a a a a a a a
IT Services - (1.6)%
(3,600) Akamai Technologies Inc (2) (325,008)
(1,900) Broadridge Financial Solutions Inc (325,223)
(4,400) Cloudflare Inc, Class A (2) (275,308)
(3,900) Cognizant Technology Solutions Corp, Class A (246,363)
(1,500) Globant SA (2) (316,155)
(3,700) Okta Inc (2) (338,180)
Total IT Services (1,826,237)
a a a a a a a a a
Life Sciences Tools & Services - (1.1)%
(700) Bio-Rad Laboratories Inc, Class A (2) (339,528)
(950) Bio-Techne Corp (315,219)
(2,250) PerkinElmer Inc (303,885)
(6,500) QIAGEN NV (2) (295,295)
Total Life Sciences Tools & Services (1,253,927)
a a a a a a a a a
Machinery - (0.3)%
(5,600) Graco Inc (357,504)
a a a a a a a a a
Media - (0.3)%
(3,000) Liberty Broadband Corp, Class C (2) (305,100)
a a a a a a a a a
Metals & Mining - (0.2)%
(7,700) Freeport-McMoRan Inc (227,920)
a a a a a a a a a
Oil, Gas & Consumable Fuels - (0.3)%
(17,000) Kinder Morgan Inc (311,440)
a a a a a a a a a
Personal Products - (0.3)%
(24,500) Olaplex Holdings Inc (2) (326,340)
a a a a a a a a a
Pharmaceuticals - (0.6)%
(3,000) Catalent Inc (2) (264,000)
(8,300) Royalty Pharma PLC, Class A (347,023)
Total Pharmaceuticals (611,023)
a a a a a a a a a
Professional Services - (0.8)%
(1,600) Equifax Inc (302,000)
(4,000) Robert Half International Inc (307,880)
(4,000) TransUnion (295,480)
Total Professional Services (905,360)
a a a a a a a a a
Road & Rail - (0.3)%
(600) AMERCO (315,402)
a a a a a a a a a
Semiconductors & Semiconductor Equipment - (0.7)%
(1,100) Analog Devices Inc (166,683)
(3,100) Skyworks Solutions Inc (305,505)
(3,700) Teradyne Inc (313,168)
Total Semiconductors & Semiconductor Equipment (785,356)
a a a a a a a a a
Software - (2.6)%
(1,200) ANSYS Inc (2) (297,960)
(1,500) Autodesk Inc (2) (302,610)
(8,400) Bentley Systems Inc, Class B (308,868)
(5,300) Ceridian HCM Holding Inc (2) (316,092)
(14,200) DoubleVerify Holdings Inc (2) (367,070)
(5,600) Fortinet Inc (2) (272,664)
(4,400) Guidewire Software Inc (2) (315,524)
(2,300) Manhattan Associates Inc (2) (324,898)
(12,600) Paycor HCM Inc (2) (373,338)
Total Software (2,879,024)
a a a a a a a a a

Shares Description (1) Value
Specialty Retail - (1.2)%
(8,500) Bath & Body Works Inc $ (317,305)
(3,600) Dick's Sporting Goods Inc (382,932)
(3,900) Floor & Decor Holdings Inc, Class A (2) (317,304)
(1,250) RH (2) (319,888)
Total Specialty Retail (1,337,429)
a a a a a a a a a
Textiles, Apparel & Luxury Goods - (0.3)%
(1,000) Lululemon Athletica Inc (2) (299,960)
a a a a a a a a a
Trading Companies & Distributors - (0.3)%
(1,200) Watsco Inc (326,436)
a a a a a a a a a
Water Utilities - (0.3)%
(2,300) American Water Works Co Inc (341,435)
a a a a a a a a a
Total Common Stocks Sold Short (proceeds $35,871,765) (32,225,247)
Other Assets Less Liabilities -   8.2% 9,086,754
Net Assets - 100% $ 110,807,124
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $59,236,485 have been pledged as collateral for Common
Stocks Sold Short.
S&P Standard & Poor's

Statement of Assets and Liabilities
August 31, 2022
See accompanying notes to financial statements.

Equity Long/
Short
Assets
Long-term investments, at value
†
$ 111,578,732
Short-term investments, at value
◊
22,366,885
Cash collateral at brokers for common stocks sold short
(1)
10,135,088
Receivable for dividends 141,674
Receivable for due from affiliate 3,327
Receivable for interest 280
Receivable for investments sold 421,651
Receivable for shares sold 16,348
Other assets 30,411
Total assets 144,694,396
Liabilities
Common stocks sold short, at value
§
32,225,247
Payable for dividends on common stocks sold short 46,745
Payable for investments purchased - regular settlement 1,285,507
Payable for shares redeemed 84,076
Accrued expenses:
Management fees 111,627
Trustees fees 5,761
12b-1 distribution and service fees 13,345
Other 114,964
Total liabilities 33,887,272
Net assets $ 110,807,124
†
Long-term investments, cost $ 103,737,278
◊
Short-term investments, cost $ 22,366,885
§
Common stocks sold short, proceeds $ 35,871,765
Equity Long/
Short
Class A Shares
Net Assets $ 24,434,194
Shares outstanding 526,607
Net asset value ("NAV") per share $ 46.40
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 49.23
Class C Shares
Net Assets $ 8,797,191
Shares outstanding 212,697
NAV and offering price per share $ 41.36
Class I Shares
Net Assets $ 77,575,739
Shares outstanding 1,611,796
NAV and offering price per share $ 48.13
Fund level net assets consist of:
Capital paid-in $ 92,974,408
Total distributable earnings (loss) 17,832,716
Fund level net assets $ 110,807,124
Authorized shares - per class Unlimited
Par value per share $ 0.01
(1) Cash pledged as collateral for common stocks sold short is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of
Investments.

Statement of Operations
Year Ended August 31, 2022
See accompanying notes to financial statements.

Equity Long/
Short
Investment Income
Dividends $ 1,689,108
Interest 17,152
Payment from affiliate 34,068
Total Investment Income 1,740,328
Expenses
–
Management fees 1,651,691
12b-1 service fees - Class A Shares 67,919
12b-1 distribution and service fees - Class C Shares 109,026
Dividends expense on common stocks sold short 474,858
Prime broker expense 323,298
Shareholder servicing agent fees 118,369
Interest expense 1,356
Custodian expenses 31,880
Trustees fees 4,312
Professional fees 85,547
Shareholder reporting expenses 49,669
Federal and state registration fees 53,158
Other 33,278
Total expenses before fee waiver/expense reimbursement 3,004,361
Fee waiver/expense reimbursement (244,384)
Net expenses 2,759,977
Net investment income (loss) (1,019,649)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 4,593,098
Net realized gain (loss) from common stocks sold short 4,856,922
Change in net unrealized appreciation (depreciation) of investments (25,582,599)
Change in net unrealized appreciation (depreciation) of common stocks sold short 5,696,651
Net realized and unrealized gain (loss) (10,435,928)
Net increase (decrease) in net assets from operations $ (11,455,577)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Equity Long/Short
Year Ended
8/31/22
Year Ended
8/31/21
Operations
Net investment income (loss) $ (1,019,649) $ (1,181,391)
Net realized gain (loss) from investments 4,593,098 73,101,212
Net realized gain (loss) from common stocks sold short 4,856,922 (26,208,724)
Change in net unrealized appreciation (depreciation) of investments (25,582,599) (17,460,003)
Change in net unrealized appreciation (depreciation) of common stocks sold short 5,696,651 4,509,177
Net increase (decrease) in net assets from operations (11,455,577) 32,760,271
Distributions to Shareholders
Dividends:
Class A Shares (735,909) –
Class C Shares (338,845) –
Class I Shares (2,584,739) –
Decrease in net assets from distributions to shareholders (3,659,493) –
Fund Share Transactions
Proceeds from sale of shares 13,730,449 23,238,950
Proceeds from shares issued to shareholders due to reinvestment of distributions 3,653,214 –
17,383,663 23,238,950
Cost of shares redeemed (38,187,328) (85,921,212)
Net increase (decrease) in net assets from Fund share transactions (20,803,665) (62,682,262)
Net increase (decrease) in net assets (35,918,735) (29,921,991)
Net assets at the beginning of period 146,725,859 176,647,850
Net assets at the end of period $ 110,807,124 $ 146,725,859

Statement of Cash Flows
August 31, 2022
See accompanying notes to financial statements.

Equity Long/
Short
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets from Operations $ (11,455,577)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (104,446,880)
Purchases of common stock sold short (56,217,075)
Proceeds from sale and maturities of investments 119,543,487
Proceeds from sales of common stock sold short 57,071,465
Proceeds from (Purchase of) short-term investments, net 9,647,712
Proceeds from litigation settlement 19,072
(Increase) Decrease in:
Receivable for dividends 14,380
Receivable for due from affiliates 45,027
Receivable for interest (280)
Receivable for investments sold (57,534)
Other assets 127
Increase (Decrease) in:
Payable for dividends on common stocks sold short 13,413
Payable for investments purchased - regular settlement 762,487
Accrued management fees (29,453)
Accrued 12b-1 distribution and service fees (2,984)
Accrued Trustees fees (287)
Accrued other expenses 6,195
Net realized (gain) loss from investments (4,593,098)
Net realized (gain) loss from common stocks sold short (4,856,922)
Change in net unrealized (appreciation) depreciation of investments 25,582,599
Change  in net unrealized (appreciation) depreciation of common stocks sold short (5,696,651)
Net cash from operating activities 25,349,223
Cash Flows from Financing Activities
Cash distributions paid to common shareholders (6,279)
Proceeds from sales of shares 13,873,952
Cost of shares redeemed (38,191,834)
Net cash provided by (used in) financing activities (24,324,161)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers 1,025,062
Cash and cash collateral at brokers at the beginning of period 9,110,026
Cash and cash collateral at brokers at the end of period $ 10,135,088
Supplemental Disclosure of Cash Flow Information
Equity Long/
Short
Cash paid for interest
$ (12,057)
Non-cash financing activities not included herein consists of reinvestments of share distributions 3,653,214

Financial Highlights

Ratios of Dividends Expense
on Common Stocks Sold Short
to Average Net Assets
Ratios of Prime Broker Expenses
to Average Net Assets
Class A
Class C
Class I
Class A
Class C
Class I
2022
0 .37%
0 .36%
0 .36%
0 .25%
0 .25%
0 .25%
2021
0 .58
0 .59
0 .60
0 .34
0 .35
0 .35
2020
0 .84
0 .84
0 .84
0 .54
0 .53
0 .54
2019
1 .03
1 .03
1 .03
—
—
—
2018
1 .01
1 .01
1 .00
—
—
—
Equity Long/Short
The Fund's fiscal year end is August 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(b)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 52.35 $ (0.45) $ (4.15) $ (4.60) $ — $ (1.35) $ (1.35) $ 46.40
2021 41.40 (0.41) 11.36 10.95 — — — 52.35
2020 40.61 (0.33) 1.12 0.79 — — — 41.40
2019 44.58 (0.06) (3.36) (3.42) — (0.55) (0.55) 40.61
2018 38.60 (0.30) 6.94 6.64 — (0.66) (0.66) 44.58
Class
C
2022 47.15 (0.74) (3.70) (4.44) — (1.35) (1.35) 41.36
2021 37.57 (0.68) 10.26 9.58 — — — 47.15
2020 37.13 (0.57) 1.01 0.44 — — — 37.57
2019 41.11 (0.34) (3.09) (3.43) — (0.55) (0.55) 37.13
2018 35.91 (0.56) 6.42 5.86 — (0.66) (0.66) 41.11
Class
I
2022 54.12 (0.33) (4.31) (4.64) — (1.35) (1.35) 48.13
2021 42.70 (0.31) 11.73 11.42 — — — 54.12
2020 41.77 (0.24) 1.17 0.93 — — — 42.70
2019 45.73 0.05 (3.46) (3.41) — (0.55) (0.55) 41.77
2018 39.48 (0.17) 7.08 6.91 — (0.66) (0.66) 45.73
(a)
Each ratio includes the effect of dividends expense on common stocks sold short and prime broker expenses as shown in the following table. In the event the Fund earn credits as an element of its prime broker fee agreement, and such earned credits exceeded prime brokerage fees, the Fund's prime broker expense for the reporting period will be zero. See Note 3 - Portfolio Securities and Investments in Derivatives for more information.
(b)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(c)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any.
Total returns are not annualized.
(d)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives)
divided by the average long-term market value during the period.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended August 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets(a)
Total
Return(c)
Total
Return
Excluding
Payment from
Affiliates(c),(d)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(e)
NII
(Loss)(e)
NII (Loss)
Excluding
Payment from
Affiliates(d),(e)
Portfolio
Turnover
Rate(f)
( 9 .12 ) % ( 9 .15 ) % $ 24,434 2 .40% 2 .22% ( 0 .89 ) % ( 0 .92 ) % 94%
26 .45 26 .40 28,482 2 .63 2 .53 ( 0 .91 ) ( 0 .96 ) 200
1 .95 1 .90 33,016 3 .09 2 .98 ( 0 .84 ) ( 0 .88 ) 168
( 7 .65 ) N/A 52,856 2 .72 2 .64 ( 0 .16 ) N/A 188
17 .35 N/A 55,183 2 .73 2 .63 ( 0 .70 ) N/A 213
( 9 .80 ) ( 9 .84 ) 8,797 3 .15 2 .96 ( 1 .64 ) ( 1 .67 ) 94
25 .50 25 .45 12,112 3 .39 3 .29 ( 1 .68 ) ( 1 .73 ) 200
1 .19 1 .14 12,761 3 .84 3 .72 ( 1 .58 ) ( 1 .63 ) 168
( 8 .33 ) N/A 19,961 3 .48 3 .39 ( 0 .91 ) N/A 188
16 .47 N/A 19,561 3 .47 3 .37 ( 1 .44 ) N/A 213
( 8 .89 ) ( 8 .93 ) 77,576 2 .14 1 .96 ( 0 .64 ) ( 0 .67 ) 94
26 .74 26 .69 106,132 2 .40 2 .30 ( 0 .67 ) ( 0 .72 ) 200
2 .23 2 .18 130,871 2 .85 2 .73 ( 0 .59 ) ( 0 .64 ) 168
( 7 .44 ) N/A 257,351 2 .47 2 .39 0 .12 N/A 188
17 .65 N/A 299,977 2 .47 2 .37 ( 0 .39 ) N/A 213

Notes to Financial Statements
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Equity Long/Short Fund (the ’’Fund’’), as a diversified fund. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period
The end of the reporting period for the Fund is August 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset
Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income on investments purchased and dividends expense on common stocks sold short are recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

Notes to Financial Statements
(continued)
purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:*
Common Stocks $ 111,578,732 $ – $ – $ 111,578,732
Short-Term Investments:
Repurchase Agreements – 22,366,885 – 22,366,885
Common Stocks Sold Short* (32,225,247) – – (32,225,247)
Total
$ 79,353,485 $ 22,366,885 $ – $ 101,720,370
* Refer to the Fund's Portfolio of Investments for industry classifications.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Equity Long/Short Fixed Income Clearing Corporation $     22,366,885 $     (22,814,290)

Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund’s custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by the Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Short Sale Transactions
The Fund pursues a “long/short” investment strategy, pursuant to which its sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.
When the Fund sells a security short, it borrows the security from a third party and segregate assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments, and any cash pledged as collateral in addition to long-term investments is recognized as “Cash collateral at broker for common stocks sold short”, on the Statement of Assets and Liabilities. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and such amounts are recognized as “Dividends expense on common stocks sold short”, on the Statement of Operations, when applicable. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in net unrealized appreciation (depreciation) of common stocks sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale on the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could retain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Net realized gain (loss) from common stocks sold short” on the Statement of Operations.
Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund. The Fund may also earn credits as an element of the prime broker fee arrangement with BAML, which are recorded as an offset to the prime brokerage fees. The net prime brokerage fees paid to BAML are recognized as “Prime broker expense” on the Statement of Operations. In the event that credits exceed prime brokerage fees, the net credits are recognized as “Other income” on the Statement of
Operations.
Investment Transactions
Long-term purchases and sales (including transactions for common stocks sold short) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Fund
Purchases Sales
Equity Long/Short
$ 160,663,955 $ 176,614,952

Notes to Financial Statements
(continued)
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to net operating losses, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
8/31/22
Year Ended
8/31/21
Equity Long/Short Shares Amount Shares Amount
Shares sold:
Class A 61,707 $3,111,960 62,511 $2,787,716
Class A - automatic conversion of Class C Shares 86 4,323 403 19,312
Class C 6,770 297,243 10,929 435,148
Class I 198,619 10,316,923 425,500 19,996,774
Shares issued to shareholders due to reinvestment of distributions:
Class A 13,794 735,909 — —
Class C 7,087 338,845 — —
Class I 46,678 2,578,460 — —
334,741 17,383,663 499,343 23,238,950
Shares redeemed:
Class A (93,086) (4,627,092) (316,213) (13,340,919)
Class C (57,945) (2,568,478) (93,249) (3,749,438)
Class C - automatic conversion to Class A Shares (95) (4,323) (446) (19,312)
Class I (594,633) (30,987,435) (1,529,450) (68,811,543)
(745,759) (38,187,328) (1,939,358) (85,921,212)
Net increase (decrease) (411,018) $(20,803,665) (1,440,015) $(62,682,262)

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Equity Long/Short
$ 90,597,639 $ 20,022,192 $ (8,899,461) $ 11,122,731
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Equity Long/Short
$ — $ 6,709,204 $ 11,122,731 $ — $ — $ 781 $ 17,832,716
8/31/22 8/31/21
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Equity Long/Short
$ — $ 3,659,493 $ — $ —
Average Daily Net Assets Fund-Level Fee Rate
For the first $125 million 1.1000%
For the next $125 million 1.0875
For the next $250 million 1.0750
For the next $500 million 1.0625
For the next $1 billion 1.0500
For the next $3 billion 1.0250
For the next $2.5 billion 1.0000
For the next $2.5 billion 0.9875
For net assets over $10 billion 0.9750

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of August 31, 2022, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding
12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales) dividend expense or securities sold short, and extraordinary expenses)
do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified only with the approval of the Fund.
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Fund receives voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund is recognized as "Payment from affiliate" on the Statement of Operations, and any income due to the Fund as of the end of the reporting period is recognized as
“Receivable due from affiliate” on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Equity Long/Short
0 .1567%
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Equity Long/Short
$ 25,659 $ 22,896

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (‘‘Participating Funds’’), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes (other than on-going leveraging for investment purposes.) Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.
Fund
Commission
Advances
(Unaudited)
Equity Long/Short
$ 3,044
Fund
12b-1 Fees
Retained
(Unaudited)
Equity Long/Short
$ 7,367
Fund
CDSC
Retained
(Unaudited)
Equity Long/Short
$ 14

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Equity Long/Short $ 3,797,773

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset
Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Equity Long/Short Blended Benchmark:
Consists of the Russell 1000® Index through February 28, 2013, and thereafter 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3-Month Treasury Bill Index. Prior to December 31,
2021, the Fund’s performance was measured against the Russell 1000® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
ICE BofA U.S. 3-Month Treasury Bill Index:
An index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Alternative Long/Short Equity Funds Classification Average:
Represents the average annualized total returns
for all reporting funds in the Lipper Alternative Long/Short Equity Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Long Position:
A security the fund owns in its portfolio.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Price/Earnings (P/E) Ratio:
is calculated by dividing the current price of the stock by its forecasted 12 months’
earnings per share. The average of the price/earnings ratio of a fund is a weighted harmonic average of all current
P/E ratios (excluding negatives) of the stocks in the fund’s portfolio. This should not be construed as a forecast of the
Fund’s performance.
Russell 1000® Index:
An index designed to measure the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest securities based on their market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Short Position:
A security the fund does not own but has sold through the delivery of a borrowed security.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report (the
“Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund’s Board of Trustees (the "Board") previously designated Nuveen Fund Advisors, LLC, the Fund’s investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the
LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Fund, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940
Act”)) (the “Independent Board Members”), approved the renewal of the management agreement (the “Investment Management Agreement”) with
Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to the Fund and the sub-advisory agreement
(the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-
adviser to the Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of the Investment Management Agreement and Sub-Advisory Agreement
on behalf of the Fund on an annual basis. The Investment Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams;
compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreement and the Sub-Advisory
Agreement separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Fund.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Fund as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to the Fund are summarized below.
The Board noted that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its blended benchmark for the one-year period ended December 31, 2021. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2021 and the second quartile for the three-year period ended December 31, 2021. Although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended March 31, 2022, the Fund outperformed its blended benchmark for the one-year period ended March 31,
2022. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and the second quartile for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.
The Independent Board Members noted that the Fund had a net management fee that was higher than the peer average, but a net expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds (“ETFs”) sponsored by Nuveen. The Board recognized that the Fund had an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-
advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.

In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the temporary expense cap applicable to the Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted, however, that the Sub-Adviser reimburses the equity funds that it sub-advises (subject to certain exceptions) for the research-related component of soft dollar commissions. Further, the Board noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
140
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
140
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
140

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
140
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
140
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
140
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
140

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
140
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
140
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
140
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
140
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
140

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; Vice President and Assistant Secretary (since 2022) of Winslow Capital Management, LLC;
formerly, Vice President and Assistant Secretary of NWQ Investment Management
Company, LLC (2002-2020) and Santa Barbara Asset Management, LLC (2006-
2020) Chartered Financial Analyst.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-ELS-0822P 2452029-INV-Y-10/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended August 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]

Fund Name
Nuveen Equity Long/Short Fund	22,240	0	0	0

Total	$22,240	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Equity Long/Short Fund	0%	0%	0%	0%

August 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Equity Long/Short Fund	18,520	0	0	0

Total	$18,520	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Equity Long/Short Fund	0%	0%	0%	0%

Fiscal Year Ended August 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended August 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended August 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Equity Long/Short Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended August 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Equity Long/Short Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: November 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: November 4, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: November 4, 2022